Noncontrolling Interest (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Noncontrolling Interest [Line Items]
Redeemable Noncontrolling Interest [Table Text Block]
The following summarizes the activity for noncontrolling interests for the nine months ended September 30, 2018 and the year ended December 31, 2017:

	Nine Months Ended September 30, 2018	Year Ended December 31, 2017
Beginning balance	$76	$84
Issuance of limited partnership units	1,185	—
Distributions to noncontrolling interests	(50)	(11)
Net (loss) income allocation	(1)	3
Other comprehensive loss	(2)	—
Ending balance	$1,208	$76

The following summarizes the activity for noncontrolling interests for the years ended December 31, 2017, 2016 and 2015:

	Year Ended December 31,
	2017	2016	2015
Beginning balance	$84	$98	$139
Distributions to noncontrolling interests	(11)	(11)	(11)
Net income (loss)	3	(3)	(30)
Ending balance	$76	$84	$98